GOODWILL AND INTANGIBLE ASSETS - Intangible Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Intangible assets, gross	€ 2,592	€ 2,484
Accumulated amortization	(1,868)	(1,756)
Intangible assets, net	725	728
Licenses
Intangible assets
Intangible assets, gross	1,585	1,448
Accumulated amortization	(863)	(723)
Trade name and trademark
Intangible assets
Intangible assets, gross	370	400
Accumulated amortization	(368)	(397)
Patents
Intangible assets
Intangible assets, gross	412	412
Accumulated amortization	(412)	(412)
Organization costs
Intangible assets
Intangible assets, gross	225	225
Accumulated amortization	€ (225)	€ (225)